Portfolio of Investments September 30, 2024
Global Infrastructure
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
X 459,877,399 COMMON STOCKS - 92 .7 % X 459,877,399
CAPITAL GOODS - 2.9%
187,962 Ferrovial SE $ 8,078,042
295,645 Infratil Ltd 2,304,216
34,034 Vinci SA 3,978,456
TOTAL CAPITAL GOODS 14,360,714
COMMERCIAL & PROFESSIONAL SERVICES - 5.8%
29,326 (a) Casella Waste Systems Inc, Class A 2,917,644
1,337,189 Cleanaway Waste Management Ltd 2,708,789
31,405 GFL Environmental Inc 1,252,431
40,210 Republic Services Inc 8,075,776
23,997 Waste Connections Inc 4,291,144
45,250 Waste Management Inc 9,393,900
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 28,639,684
ENERGY - 16.7%
73,309 Cheniere Energy Inc 13,183,891
435,368 Enbridge Inc 17,680,294
202,396 Energy Transfer LP 3,248,456
81,210 Gibson Energy Inc 1,333,635
191,039 Kinder Morgan Inc 4,220,051
54,032 MPLX LP 2,402,263
156,908 ONEOK Inc 14,299,026
113,714 Pembina Pipeline Corp 4,687,460
44,423 Targa Resources Corp 6,575,048
98,792 TC Energy Corp 4,696,172
229,455 Williams Cos Inc/The 10,474,621
TOTAL ENERGY 82,800,917
TELECOMMUNICATION SERVICES - 1.3%
107,852 (b) Cellnex Telecom SA 4,372,616
194,043 Infrastrutture Wireless Italiane SpA 2,386,616
TOTAL TELECOMMUNICATION SERVICES 6,759,232
TRANSPORTATION - 23.2%
98,761 Aena SME SA 21,695,368
34,042 Aeroports de Paris SA 4,371,920
1,080,803 Atlas Arteria Ltd 3,642,181
2,019,561 Auckland International Airport Ltd 9,584,216
10,994 Canadian National Railway Co 1,287,947
8,966 Canadian Pacific Railway Ltd 766,952
6,610 Central Japan Railway Co 152,625
631,021 China Merchants Port Holdings Co Ltd 999,873
30,526 CSX Corp 1,054,063
204,446 East Japan Railway Co 4,057,430
26,380 Flughafen Zurich AG 6,346,250
53,372 (a) Fraport AG Frankfurt Airport Services Worldwide 2,977,850
394,457 Getlink SE 7,035,790
63,153 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 4,283,036
26,235 Grupo Aeroportuario del Pacifico SAB de CV, ADR 4,565,415
35,267 Grupo Aeroportuario del Sureste SAB de CV, ADR 9,972,097
313,765 International Container Terminal Services Inc 2,273,818
144,670 Japan Airport Terminal Co Ltd 5,220,648
92,605 Kamigumi Co Ltd 2,118,055
5,929 Norfolk Southern Corp 1,473,356
171,884 Port of Tauranga Ltd 649,728
486,786 Qube Holdings Ltd 1,321,139
1,781,733 Transurban Group 16,098,102
12,270 Union Pacific Corp 3,024,310
TOTAL TRANSPORTATION 114,972,169

Portfolio of Investments September 30, 2024
(continued)
Global Infrastructure

SHARES DESCRIPTION VALUE
UTILITIES - 42.8%
86,013 Alliant Energy Corp $ 5,220,129
25,108 Ameren Corp 2,195,946
1,936 American Water Works Co Inc 283,121
167,792 APA Group 897,978
21,979 Brookfield Renewable Corp, Class A 717,834
217,715 CenterPoint Energy Inc 6,405,175
26,969 Clearway Energy Inc, Class C 827,409
175,284 CLP Holdings Ltd 1,532,404
87,368 CMS Energy Corp 6,170,802
9,580 DTE Energy Co 1,230,168
55,005 Duke Energy Corp 6,342,076
350,960 E.ON SE 5,226,472
13,421 Elia Group SA/NV 1,533,885
133,611 Endesa SA 2,918,972
953,302 Enel SpA 7,614,782
189,578 Engie SA 3,278,218
326,913 ENN Energy Holdings Ltd 2,455,824
55,962 Entergy Corp 7,365,159
133,904 Evergy Inc 8,303,387
625,596 Iberdrola SA 9,671,166
175,395 National Grid PLC 2,424,485
72,618 National Grid PLC, Sponsored ADR 5,059,296
360,891 NextEra Energy Inc 30,506,117
304,500 NiSource Inc 10,550,925
278,583 PG&E Corp 5,507,586
418,004 Power Grid Corp of India Ltd 1,762,966
93,414 PPL Corp 3,090,135
61,608 Public Service Enterprise Group Inc 5,496,050
174,583 Redeia Corp SA 3,394,079
35,062 RWE AG 1,277,407
943,756 Sembcorp Industries Ltd 4,056,955
108,544 Sempra 9,077,535
106,601 Severn Trent PLC 3,774,049
676,327 Snam SpA 3,445,035
166,625 Southern Co/The 15,026,242
197,883 SSE PLC 4,987,523
740,765 Terna - Rete Elettrica Nazionale 6,671,947
88,993 Veolia Environnement SA 2,929,940
200,850 Xcel Energy Inc 13,115,504
TOTAL UTILITIES 212,344,683
TOTAL COMMON STOCKS
(Cost $328,709,169) 459,877,399
SHARES DESCRIPTION VALUE
X 27,233,199 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 5 .5 % X 27,233,199
DATA CENTER REITS - 1.8%
46,966 Digital Realty Trust Inc $ 7,600,508
1,703 Equinix Inc 1,511,634
TOTAL DATA CENTER REITS 9,112,142
HEALTH CARE REITS - 0.2%
269,954 Parkway Life Real Estate Investment Trust 881,287
TOTAL HEALTH CARE REITS 881,287
TELECOM TOWER REITS - 3.5%
48,126 American Tower Corp 11,192,183
25,125 SBA Communications Corp 6,047,587
TOTAL TELECOM TOWER REITS 17,239,770
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $22,375,004) 27,233,199

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
– INVESTMENT COMPANIES - 0.3% –
367,743 3i Infrastructure PLC $ 1,678,968
TOTAL INVESTMENT COMPANIES
(Cost $1,452,731) 1,678,968
TOTAL LONG-TERM INVESTMENTS
(Cost $352,536,904) 488,789,566
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
X 6,775,819 REPURCHASE AGREEMENTS - 1 .4 % X 6,775,819
$ 6,100,000 (c) Fixed Income Clearing Corporation 4 .820% 10/01/24 $ 6,100,000
675,819 (d) Fixed Income Clearing Corporation 1 .520 10/01/24 675,819
TOTAL REPURCHASE AGREEMENTS
(Cost $6,775,819) 6,775,819
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,775,819) 6,775,819
TOTAL INVESTMENTS - 99 .9%
(Cost $ 359,312,723 ) 495,565,385
OTHER ASSETS & LIABILITIES, NET -  0.1% 352,657
NET ASSETS - 100% $ 495,918,042
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 277,649,584 $ 182,227,815 $ – $ 459,877,399
Real Estate Investment Trust Common
Stocks 26,351,912 881,287 – 27,233,199
Investment Companies – 1,678,968 – 1,678,968
Short-Term Investments:
Repurchase Agreements – 6,775,819 – 6,775,819
Total
$ 304,001,496 $ 191,563,889 $ – $ 495,565,385

Portfolio of Investments September 30, 2024
(continued)
Global Infrastructure

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,372,616 or 0.9% of Total Investments.
(c) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $6,100,817 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/28, valued at $6,222,130.
(d) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $675,847 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $689,501.
ADR American Depositary Receipt

Portfolio of Investments September 30, 2024
Real Estate Securities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
X 1,110,059,040 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99 .2 % X 1,110,059,040
DATA CENTER REITS - 11.9%
339,897 Digital Realty Trust Inc $ 55,005,531
88,347 Equinix Inc 78,419,448
TOTAL DATA CENTER REITS 133,424,979
DIVERSIFIED REITS - 0.8%
554,624 Empire State Realty Trust Inc, Class A 6,145,234
74,028 Essential Properties Realty Trust Inc 2,528,056
TOTAL DIVERSIFIED REITS 8,673,290
HEALTH CARE REITS - 13.7%
216,651 American Healthcare REIT Inc 5,654,591
225,126 CareTrust REIT Inc 6,947,388
1,341,708 Healthpeak Properties Inc 30,684,862
157,220 Omega Healthcare Investors Inc 6,398,854
608,768 Ventas Inc 39,040,292
506,618 Welltower Inc 64,862,303
TOTAL HEALTH CARE REITS 153,588,290
HOTEL & RESORT REITS - 3.3%
339,135 Apple Hospitality REIT Inc 5,036,155
618,187 Host Hotels & Resorts Inc 10,880,091
487,654 Pebblebrook Hotel Trust 6,451,662
137,794 Ryman Hospitality Properties Inc 14,777,029
TOTAL HOTEL & RESORT REITS 37,144,937
INDUSTRIAL REITS - 16.1%
426,553 Americold Realty Trust Inc 12,058,653
130,220 EastGroup Properties Inc 24,327,701
134,007 First Industrial Realty Trust Inc 7,501,712
271,290 Lineage Inc 21,263,710
954,024 LXP Industrial Trust 9,587,941
697,934 Prologis Inc 88,135,106
436,101 STAG Industrial Inc 17,047,188
TOTAL INDUSTRIAL REITS 179,922,011
MULTI-FAMILY RESIDENTIAL REITS - 7.4%
178,686 AvalonBay Communities Inc 40,249,022
251,794 Equity Residential 18,748,581
47,886 Essex Property Trust Inc 14,146,482
70,315 UDR Inc 3,188,082
336,987 Veris Residential Inc 6,018,588
TOTAL MULTI-FAMILY RESIDENTIAL REITS 82,350,755
OFFICE REITS - 3.0%
102,069 Alexandria Real Estate Equities Inc 12,120,694
55,064 BXP Inc 4,430,449
278,905 COPT Defense Properties 8,459,189
218,132 Cousins Properties Inc 6,430,531
385,173 Hudson Pacific Properties Inc 1,841,127
TOTAL OFFICE REITS 33,281,990
OTHER SPECIALIZED REITS - 4.5%
468,698 Gaming and Leisure Properties Inc 24,114,512
801,249 VICI Properties Inc 26,689,604
TOTAL OTHER SPECIALIZED REITS 50,804,116
RETAIL REITS - 17.2%
66,837 Acadia Realty Trust 1,569,333
246,687 Agree Realty Corp 18,582,932
126,434 Federal Realty Investment Trust 14,536,117
327,156 InvenTrust Properties Corp 9,281,416
1,323,762 Kimco Realty Corp 30,737,754
511,366 NETSTREIT Corp 8,452,880
251,258 NNN REIT Inc 12,183,500
559,944 Realty Income Corp 35,511,648

Portfolio of Investments September 30, 2024
(continued)
Real Estate Securities

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
SHARES   DESCRIPTION VALUE
RETAIL REITS (continued)
287,935 Regency Centers Corp $ 20,797,545
118,038 Simon Property Group Inc 19,950,783
157,055 SITE Centers Corp 9,501,827
540,311 Urban Edge Properties 11,557,252
TOTAL RETAIL REITS 192,662,987
SELF-STORAGE REITS - 7.7%
225,549 CubeSmart 12,141,303
149,058 Extra Space Storage Inc 26,858,761
130,115 Public Storage 47,344,945
TOTAL SELF-STORAGE REITS 86,345,009
SINGLE-FAMILY RESIDENTIAL REITS - 6.5%
264,130 American Homes 4 Rent, Class A 10,139,951
281,844 Equity LifeStyle Properties Inc 20,106,751
928,867 Invitation Homes Inc 32,751,850
74,475 Sun Communities Inc 10,065,296
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 73,063,848
TELECOM TOWER REITS - 6.1%
206,939 American Tower Corp 48,125,734
83,379 SBA Communications Corp 20,069,325
TOTAL TELECOM TOWER REITS 68,195,059
TIMBER REITS - 1.0%
313,106 Weyerhaeuser Co 10,601,769
TOTAL TIMBER REITS 10,601,769
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $746,900,295) 1,110,059,040
TOTAL LONG-TERM INVESTMENTS
(Cost $746,900,295) 1,110,059,040
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.0%
X 11,077,680 REPURCHASE AGREEMENTS - 1 .0 % X 11,077,680
$ 9,950,000 (a) Fixed Income Clearing Corporation 4 .820% 10/01/24 $ 9,950,000
1,127,680 (b) Fixed Income Clearing Corporation 1 .520 10/01/24 1,127,680
TOTAL REPURCHASE AGREEMENTS
(Cost $11,077,680) 11,077,680
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,077,680) 11,077,680
TOTAL INVESTMENTS - 100 .2%
(Cost $ 757,977,975 ) 1,121,136,720
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (2,721,868)
NET ASSETS - 100% $ 1,118,414,852

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 1,110,059,040 $ – $ – $ 1,110,059,040
Short-Term Investments:
Repurchase Agreements – 11,077,680 – 11,077,680
Total
$ 1,110,059,040 $ 11,077,680 $ – $ 1,121,136,720
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $9,951,332 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/28, valued at $10,149,121.
(b) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $1,127,728 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $1,150,358.
REIT Real Estate Investment Trust

Portfolio of Investments September 30, 2024
Real Asset Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.6%
X 280,561,461 COMMON STOCKS - 25.0% X 280,561,461
ENERGY - 7.8%
476,069 Enbridge Inc $ 19,333,162
807,870 Energy Transfer LP 12,966,314
209,035 Enterprise Products Partners LP 6,085,009
346,539 Gibson Energy Inc 5,690,880
68,113 Keyera Corp 2,123,794
235,747 Kinder Morgan Inc 5,207,651
168,357 MPLX LP 7,485,152
84,189 ONEOK Inc 7,672,144
295,819 Pembina Pipeline Corp 12,194,099
62,012 Plains All American Pipeline LP 1,077,148
57,123 Plains GP Holdings LP, Class A 1,056,776
26,542 TC Energy Corp 1,261,699
130,373 Williams Cos Inc/The 5,951,527
TOTAL ENERGY 88,105,355
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
116,162 Sila Realty Trust Inc 2,937,737
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,937,737
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
534,824 Chartwell Retirement Residences 6,161,084
368,759 Sienna Senior Living Inc 4,580,688
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,741,772
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
1,372,340 Capitaland India Trust 1,237,411
145,424 Cibus Nordic Real Estate AB publ 2,524,088
429,666 Hysan Development Co Ltd 739,344
4,287,887 Sino Land Co Ltd 4,682,750
4,829 Sun Hung Kai Properties Ltd 52,322
1,557,060 Swire Properties Ltd 3,167,353
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 12,403,268
TELECOMMUNICATION SERVICES - 0.8%
771,793 HKT Trust & HKT Ltd 986,461
352,455 Infrastrutture Wireless Italiane SpA 4,334,990
4,605,996 NETLINK NBN TRUST 3,279,118
TOTAL TELECOMMUNICATION SERVICES 8,600,569
TRANSPORTATION - 2.7%
26,226 Aena SME SA 5,761,209
1,516,056 Atlas Arteria Ltd 5,108,933
871,936 Aurizon Holdings Ltd 2,121,234
775,071 China Merchants Port Holdings Co Ltd 1,228,125
1,075,401 Dalrymple Bay Infrastructure Ltd 2,398,797
663,750 Enav SpA 2,945,102
47,937 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 3,251,087
19,610 Grupo Aeroportuario del Pacifico SAB de CV, ADR 3,412,532
522,287 Transurban Group 4,718,905
TOTAL TRANSPORTATION 30,945,924
UTILITIES - 11.3%
403,340 APA Group 2,158,568
248,489 CK Infrastructure Holdings Ltd 1,690,455
132,157 Clearway Energy Inc, Class A 3,762,510
482,275 CLP Holdings Ltd 4,216,246
430,189 Contact Energy Ltd 2,232,854
158,175 Dominion Energy Inc 9,140,933
61,950 Duke Energy Corp 7,142,835
134,935 Endesa SA 2,947,897
1,678,208 Enel SpA 13,405,184
242,102 Engie SA 4,186,473
371,299 ENN Energy Holdings Ltd 2,789,259
58,335 Entergy Corp 7,677,469

SHARES DESCRIPTION VALUE
UTILITIES (continued)
234,894 Evergy Inc $ 14,565,777
56,129 Exelon Corp 2,276,031
416,865 Iberdrola SA 6,444,368
237,907 Italgas SpA 1,438,165
9,543,172 Keppel Infrastructure Trust 3,455,560
245,901 National Grid PLC 3,399,089
177,012 National Grid PLC, Sponsored ADR 12,332,426
3,643 Northwestern Energy Group Inc 208,452
46,459 OGE Energy Corp 1,905,748
94,912 Pennon Group PLC 751,204
20,243 Pinnacle West Capital Corp 1,793,327
288,805 Redeia Corp SA 5,614,676
658,862 REN - Redes Energeticas Nacionais SGPS SA 1,771,190
1,531,189 Snam SpA 7,799,481
12,896 Spire Inc 867,772
354,220 Vector Ltd 852,887
TOTAL UTILITIES 126,826,836
TOTAL COMMON STOCKS
(Cost $230,357,497) 280,561,461
SHARES   DESCRIPTION VALUE
X 257,018,592 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 22.9% X 257,018,592
DIVERSIFIED REITS - 2.2%
181,428 Armada Hoffler Properties Inc $ 1,964,865
732,671 British Land Co PLC/The 4,269,096
296,631 Charter Hall Long Wale REIT 817,126
1,388,094 GPT Group/The 4,759,526
790,287 Growthpoint Properties Australia Ltd 1,454,286
57,339 ICADE 1,700,633
85,650 Merlin Properties Socimi SA 1,085,692
12,164 Star Asia Investment Corp 4,513,277
378,370 Stockland 1,364,724
2,811 United Urban Investment Corp 2,702,827
TOTAL DIVERSIFIED REITS 24,632,052
HEALTH CARE REITS - 2.5%
80,333 American Healthcare REIT Inc 2,096,691
7,191,453 Assura PLC 4,080,904
23,945 CareTrust REIT Inc 738,943
141,516 Community Healthcare Trust Inc 2,568,515
408,514 Healthpeak Properties Inc 9,342,715
186,794 Omega Healthcare Investors Inc 7,602,516
81,201 Sabra Health Care REIT Inc 1,511,151
TOTAL HEALTH CARE REITS 27,941,435
HOTEL & RESORT REITS - 0.8%
406,619 Apple Hospitality REIT Inc 6,038,292
95,297 Host Hotels & Resorts Inc 1,677,228
16,709 Ryman Hospitality Properties Inc 1,791,873
TOTAL HOTEL & RESORT REITS 9,507,393
INDUSTRIAL REITS - 4.7%
16,463 ARGAN SA 1,349,779
1,484,905 Centuria Industrial REIT 3,275,414
164,629 Dream Industrial Real Estate Investment Trust 1,757,731
2,011,332 (a) FIBRA Macquarie Mexico 3,215,680
1,579,047 Frasers Logistics & Commercial Trust 1,407,214
2,637 GLP J-Reit 2,437,170
2,537 LaSalle Logiport REIT 2,534,939
2,288,586 LondonMetric Property PLC 6,292,203
560,944 LXP Industrial Trust 5,637,487
2,353,038 Mapletree Industrial Trust 4,446,454
4,102,250 Mapletree Logistics Trust 4,656,639
14,358 Montea NV 1,193,731

Portfolio of Investments September 30, 2024
(continued)
Real Asset Income

SHARES   DESCRIPTION VALUE
INDUSTRIAL REITS (continued)
668,180 Nexus Industrial REIT $ 4,352,594
607,398 Prologis Property Mexico SA de CV 1,986,922
1,003,101 Tritax Big Box REIT PLC 2,140,970
1,161,834 Urban Logistics REIT PLC 1,960,282
136,747 Warehouses De Pauw CVA 3,649,063
TOTAL INDUSTRIAL REITS 52,294,272
MORTGAGE REITS - 0.3%
99,525 Blackstone Mortgage Trust Inc, Class A 1,891,970
75,974 Starwood Property Trust Inc 1,548,350
TOTAL MORTGAGE REITS 3,440,320
MULTI-FAMILY RESIDENTIAL REITS - 0.9%
4,741 Daiwa Securities Living Investments Corp 3,211,821
3,970,455 (b) Home Reit PLC 5,308
101,859 UDR Inc 4,618,287
144,320 UNITE Group PLC/The 1,817,590
TOTAL MULTI-FAMILY RESIDENTIAL REITS 9,653,006
OFFICE REITS - 2.0%
20,406 BXP Inc 1,641,867
130,010 COPT Defense Properties 3,943,203
31,613 Dexus 164,946
37,822 Gecina SA 4,354,801
3,861 KDX Realty Investment Corp 4,068,237
68,414 Kilroy Realty Corp 2,647,622
94,984 NSI NV 2,178,066
713 Orix JREIT Inc 761,566
157,484 Postal Realty Trust Inc, Class A 2,305,566
TOTAL OFFICE REITS 22,065,874
OTHER SPECIALIZED REITS - 1.8%
149,904 Four Corners Property Trust Inc 4,393,686
242,605 Gaming and Leisure Properties Inc 12,482,027
101,664 VICI Properties Inc 3,386,428
TOTAL OTHER SPECIALIZED REITS 20,262,141
REAL ESTATE OPERATING COMPANIES - 0.4%
3,844,437 Sirius Real Estate Ltd 5,013,849
TOTAL REAL ESTATE OPERATING COMPANIES 5,013,849
RETAIL REITS - 6.7%
1,647,612 CapitaLand Integrated Commercial Trust 2,708,148
821,930 Charter Hall Retail REIT 2,044,855
265,797 Choice Properties Real Estate Investment Trust 2,973,499
260,523 Crombie Real Estate Investment Trust 3,051,266
262,810 CT Real Estate Investment Trust 3,087,767
1,443,356 Fortune Real Estate Investment Trust 819,306
2,699,320 Frasers Centrepoint Trust 4,822,929
629,818 Hammerson PLC 2,677,249
183,344 Kimco Realty Corp 4,257,248
697,121 Link REIT 3,475,330
203,941 NETSTREIT Corp 3,371,145
83,332 NNN REIT Inc 4,040,769
375,679 Primaris Real Estate Investment Trust 4,541,648
227,042 Realty Income Corp 14,399,004
139,778 RioCan Real Estate Investment Trust 2,106,307
49,712 Simon Property Group Inc 8,402,322
1,918,275 Vicinity Ltd 2,922,744
1,746,005 Waypoint REIT Ltd 3,175,066
135,695 Wereldhave NV 2,248,139
TOTAL RETAIL REITS 75,124,741
SELF-STORAGE REITS - 0.4%
85,324 CubeSmart 4,592,991
TOTAL SELF-STORAGE REITS 4,592,991

SHARES   DESCRIPTION VALUE
TELECOM TOWER REITS - 0.2%
20,994 Crown Castle Inc $ 2,490,518
TOTAL TELECOM TOWER REITS 2,490,518
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $233,244,268) 257,018,592
PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
X 256,698,094 CORPORATE BONDS - 22.9% X 256,698,094
CAPITAL GOODS - 0.7%
$ 3,230,000 (a) Advanced Drainage Systems Inc 6.375% 06/15/30 $ 3,299,361
2,335,000 (a) Chart Industries Inc 7.500 01/01/30 2,460,917
1,870,000 (a) Trinity Industries Inc 7.750 07/15/28 1,962,732
TOTAL CAPITAL GOODS 7,723,010
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
960,000 (a) GFL Environmental Inc 6.750 01/15/31 1,006,879
2,710,000 (a) Wrangler Holdco Corp 6.625 04/01/32 2,816,842
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,823,721
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
1,715,000 (a) LCM Investments Holdings II LLC 4.875 05/01/29 1,647,888
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,647,888
CONSUMER SERVICES - 1.5%
1,085,000 Choice Hotels International Inc 5.850 08/01/34 1,118,913
3,475,000 (a) Churchill Downs Inc 5.750 04/01/30 3,478,807
2,580,000 (a) Hilton Domestic Operating Co Inc 5.875 03/15/33 2,628,895
1,780,000 (a) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6.625 01/15/32 1,801,814
1,525,000 (a) Light & Wonder International Inc 7.500 09/01/31 1,599,542
1,000,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 1,003,895
2,080,000 Piedmont Operating Partnership LP 9.250 07/20/28 2,327,894
1,385,000 (a) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 1,434,310
1,655,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 1,676,592
TOTAL CONSUMER SERVICES 17,070,662
ENERGY - 3.9%
1,775,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 1,820,247
2,126,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 2,136,564
2,520,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000 07/15/29 2,619,754
2,500,000 (a) Buckeye Partners LP 6.875 07/01/29 2,561,425
3,375,000 Cheniere Energy Partners LP 4.500 10/01/29 3,328,852
1,270,000 (a) CNX Midstream Partners LP 4.750 04/15/30 1,187,529
700,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500 12/15/33 759,483
250,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 245,206
1,625,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 1,709,737
CAD 1,060,000 Gibson Energy Inc 5.250 12/22/80 743,046
2,250,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 2,333,900
1,680,000 (a) Harvest Midstream I LP 7.500 05/15/32 1,767,095
CAD 1,380,000 Keyera Corp 6.875 06/13/79 1,050,298
5,545,000 ONEOK Inc 5.050 11/01/34 5,519,729
2,195,000 (a) PBF Holding Co LLC / PBF Finance Corp 7.875 09/15/30 2,261,087
CAD 3,461,000 Pembina Pipeline Corp 4.800 01/25/81 2,387,986
1,565,000 (a) Sunoco LP 7.000 05/01/29 1,635,139
1,640,000 Targa Resources Corp 6.150 03/01/29 1,747,467
2,470,000 Targa Resources Corp 6.125 03/15/33 2,650,659
CAD 415,000 Transcanada Trust 4.200 03/04/81 281,977
2,900,000 (a) US LIQUIDSCO0 5.584 10/01/34 2,927,896
1,550,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7.125 03/15/29 1,596,426
TOTAL ENERGY 43,271,502
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.4%
3,925,000 Agree LP 4.800 10/01/32 3,891,861
2,085,000 Alexandria Real Estate Equities Inc 5.250 05/15/36 2,120,024
2,090,000 American Assets Trust LP 6.150 10/01/34 2,114,129
2,875,000 American Homes 4 Rent LP 5.500 02/01/34 2,968,696

Portfolio of Investments September 30, 2024
(continued)
Real Asset Income

PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 4,270,000 American Tower Corp 5.500% 03/15/28 $ 4,422,141
1,965,000 AvalonBay Communities Inc 5.000 02/15/33 2,009,337
1,740,000 CubeSmart LP 4.375 02/15/29 1,730,974
3,695,000 Essex Portfolio LP 5.500 04/01/34 3,841,054
3,770,000 Extra Space Storage LP 5.700 04/01/28 3,923,726
3,580,000 Federal Realty OP LP 5.375 05/01/28 3,676,380
1,635,000 GLP Capital LP / GLP Financing II Inc 6.750 12/01/33 1,798,508
940,000 Kilroy Realty LP 6.250 01/15/36 962,452
2,715,000 Kimco Realty OP LLC 4.600 02/01/33 2,693,791
1,875,000 Kite Realty Group LP 4.000 10/01/26 1,849,439
2,325,000 Kite Realty Group LP 5.500 03/01/34 2,395,099
2,450,000 Mid-America Apartments LP 5.300 02/15/32 2,549,277
888,000 (c) MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 796,605
2,990,000 Prologis LP 5.000 03/15/34 3,066,082
6,625,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 6,846,447
1,210,000 (a) Scentre Group Trust 2 5.125 09/24/80 1,190,088
1,000,000 (a) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 6.500 02/15/29 868,352
2,250,000 (a) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500 02/15/28 2,401,664
2,515,000 Ventas Realty LP 5.000 01/15/35 2,518,879
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 60,635,005
FINANCIAL SERVICES - 1.0%
3,045,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 8.000 06/15/27 3,225,818
2,700,000 (a) Hunt Cos Inc 5.250 04/15/29 2,612,289
3,590,000 (a),(d) Starwood Property Trust Inc 6.000 04/15/30 3,591,461
1,315,000 (a) Starwood Property Trust Inc 7.250 04/01/29 1,378,859
TOTAL FINANCIAL SERVICES 10,808,427
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
1,900,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 2,093,772
1,250,000 (a) LifePoint Health Inc 11.000 10/15/30 1,410,482
2,640,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 2,723,116
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,227,370
MEDIA & ENTERTAINMENT - 0.8%
3,477,000 (a),(c) CCO Holdings LLC / CCO Holdings Capital Corp 6.375 09/01/29 3,481,120
2,500,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.125 05/01/27 2,460,540
2,500,000 (a) DISH Network Corp 11.750 11/15/27 2,623,826
TOTAL MEDIA & ENTERTAINMENT 8,565,486
TELECOMMUNICATION SERVICES - 1.4%
1,945,000 (a) Iliad Holding SASU 8.500 04/15/31 2,092,054
1,600,000 (a) Iliad Holding SASU 7.000 10/15/28 1,627,707
1,365,000 (a) Iliad Holding SASU 6.500 10/15/26 1,379,880
2,000,000 (a) Level 3 Financing Inc 10.500 04/15/29 2,180,098
1,000,000 (a) Level 3 Financing Inc 4.875 06/15/29 840,000
2,095,000 (a),(d) Sable International Finance Ltd 7.125 10/15/32 2,102,856
1,000,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 7.750 08/15/28 1,000,940
525,000 (a),(d) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 533,732
2,500,000 (a) Zayo Group Holdings Inc 4.000 03/01/27 2,236,107
2,150,000 (a) Zegona Finance PLC 8.625 07/15/29 2,295,125
TOTAL TELECOMMUNICATION SERVICES 16,288,499
TRANSPORTATION - 1.3%
4,500,000 (a) Brightline East LLC 11.000 01/31/30 3,825,211
2,300,000 (a) Cargo Aircraft Management Inc 4.750 02/01/28 2,204,716
5,555,000 (a) Genesee & Wyoming Inc 6.250 04/15/32 5,712,480
2,705,000 (a) XPO Inc 7.125 06/01/31 2,831,975
TOTAL TRANSPORTATION 14,574,382
UTILITIES - 5.9%
2,425,000 AEP Transmission Co LLC 5.150 04/01/34 2,513,220
CAD 2,738,000 AltaGas Ltd 7.350 08/17/82 2,097,173
CAD 2,670,000 AltaGas Ltd 5.250 01/11/82 1,821,669
3,775,000 Ameren Illinois Co 4.950 06/01/33 3,883,550
1,250,000 (a) Calpine Corp 5.125 03/15/28 1,232,616
CAD 1,395,000 Capital Power Corp 7.950 09/09/82 1,084,540

PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 2,105,000 CenterPoint Energy Houston Electric LLC 5.200% 10/01/28 $ 2,188,455
5,000,000 (a) Clearway Energy Operating LLC 4.750 03/15/28 4,906,209
2,105,000 DTE Electric Co 5.200 03/01/34 2,203,680
2,195,000 Duke Energy Progress LLC 5.100 03/15/34 2,289,713
1,975,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,848,185
1,436,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.375 04/01/26 1,432,663
1,505,000 Florida Power & Light Co 4.800 05/15/33 1,540,566
6,260,000 (a) ITC Holdings Corp 4.950 09/22/27 6,353,643
1,315,000 (a) NextEra Energy Operating Partners LP 7.250 01/15/29 1,386,509
910,000 (a) NextEra Energy Operating Partners LP 4.500 09/15/27 889,070
1,250,000 NRG Energy Inc 6.625 01/15/27 1,251,791
2,000,000 (a) NRG Energy Inc 5.250 06/15/29 1,993,360
1,905,000 OGE Energy Corp 5.450 05/15/29 1,984,175
3,125,000 Pacific Gas and Electric Co 6.150 01/15/33 3,354,726
1,810,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 1,750,972
1,270,000 Public Service Electric and Gas Co 5.200 03/01/34 1,332,808
2,245,000 Public Service Enterprise Group Inc 5.850 11/15/27 2,351,364
2,615,000 (a) RWE Finance US LLC 5.875 04/16/34 2,734,038
1,210,000 (a) RWE Finance US LLC 6.250 04/16/54 1,269,063
700,000 (a) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 663,702
3,315,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 3,172,581
3,330,000 (a) Vistra Operations Co LLC 7.750 10/15/31 3,585,071
2,815,000 Wisconsin Power and Light Co 5.375 03/30/34 2,947,030
TOTAL UTILITIES 66,062,142
TOTAL CORPORATE BONDS
(Cost $250,490,937) 256,698,094
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 146,170,607 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 13.0% X 146,170,607
CONSUMER SERVICES - 0.1%
EUR 600,000 (e) Accor SA, Reg S 7.250 N/A $ 738,486
TOTAL CONSUMER SERVICES 738,486
ENERGY - 5.2%
$ 2,589,000 Enbridge Inc 7.625 01/15/83 2,765,477
1,897,000 Enbridge Inc 8.500 01/15/84 2,121,791
2,947,000 Enbridge Inc 6.250 03/01/78 2,944,242
1,268,000 Enbridge Inc 5.750 07/15/80 1,244,971
5,032,000 Enbridge Inc 6.000 01/15/77 5,036,267
4,410,000 Enbridge Inc 5.500 07/15/77 4,288,850
975,000 Energy Transfer LP 8.000 05/15/54 1,049,070
2,813,000 (c),(e) Energy Transfer LP 7.125 N/A 2,873,550
1,291,000 (c) Energy Transfer LP 7.125 10/01/54 1,320,257
1,230,000 (e) Energy Transfer LP 6.500 N/A 1,227,057
2,278,000 (f) Energy Transfer LP (TSFR3M + 3.279%) 8.527 11/01/66 2,160,864
4,205,000 Enterprise Products Operating LLC 5.375 02/15/78 4,017,147
5,856,000 Enterprise Products Operating LLC 5.250 08/16/77 5,776,336
CAD 1,609,000 Inter Pipeline Ltd/AB 6.625 11/19/79 1,192,619
CAD 2,123,000 Keyera Corp 5.950 03/10/81 1,542,383
1,326,000 (e),(f) Plains All American Pipeline LP (TSFR3M + 4.372%) 9.490 N/A 1,320,287
732,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 769,050
1,405,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 1,456,073
625,000 Transcanada Trust 5.300 03/15/77 613,578
2,450,000 Transcanada Trust 5.500 09/15/79 2,365,914
3,775,000 Transcanada Trust 5.875 08/15/76 3,747,954
2,345,000 Transcanada Trust 5.600 03/07/82 2,276,755
6,001,000 (a),(e) Venture Global LNG Inc 9.000 N/A 6,082,787
TOTAL ENERGY 58,193,279

Portfolio of Investments September 30, 2024
(continued)
Real Asset Income

PRINCIPAL   DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 0.5%
$ 1,860,000 National Rural Utilities Cooperative Finance Corp 7.125% 09/15/53 $ 1,954,073
745,000 National Rural Utilities Cooperative Finance Corp 5.250 04/20/46 742,701
2,626,000 Transcanada Trust 5.625 05/20/75 2,600,157
TOTAL FINANCIAL SERVICES 5,296,931
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,463,000 (a) EUSHI Finance Inc 7.625 12/15/54 1,543,648
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,543,648
TRANSPORTATION - 0.2%
1,950,000 BNSF Funding Trust I 6.613 12/15/55 1,965,637
TOTAL TRANSPORTATION 1,965,637
UTILITIES - 6.9%
1,925,000 (a) AES Andes SA 8.150 06/10/55 1,987,164
3,035,000 AES Corp/The 7.600 01/15/55 3,192,944
CAD 1,285,000 AltaGas Ltd 8.900 11/10/83 1,038,936
2,126,000 (a) AltaGas Ltd 7.200 10/15/54 2,171,461
3,570,000 CMS Energy Corp 4.750 06/01/50 3,444,954
2,015,000 CMS Energy Corp 3.750 12/01/50 1,759,945
1,775,000 ComEd Financing III 6.350 03/15/33 1,841,071
3,270,000 Dominion Energy Inc 7.000 06/01/54 3,570,274
3,230,000 (e) Dominion Energy Inc 4.350 N/A 3,145,859
4,753,000 Duke Energy Corp 6.450 09/01/54 4,935,040
1,790,000 (e) Edison International 5.375 N/A 1,772,267
2,570,000 (e) Edison International 5.000 N/A 2,511,122
GBP 1,700,000 (e) Electricite de France SA, Reg S 5.875 N/A 2,217,882
3,590,000 Emera Inc 6.750 06/15/76 3,610,714
3,174,000 Entergy Corp 7.125 12/01/54 3,290,927
1,157,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 1,248,510
5,185,000 NextEra Energy Capital Holdings Inc 5.650 05/01/79 5,142,847
1,700,000 NextEra Energy Capital Holdings Inc 3.800 03/15/82 1,619,232
GBP 2,381,000 NGG Finance PLC, Reg S 5.625 06/18/73 3,178,917
5,002,000 NiSource Inc 6.950 11/30/54 5,167,261
1,707,000 PG&E Corp 7.375 03/15/55 1,790,427
1,607,000 PPL Capital Funding Inc 7.530 03/30/67 1,585,571
2,600,000 Sempra 6.875 10/01/54 2,695,027
3,320,000 Sempra 4.125 04/01/52 3,156,688
3,172,000 Sempra 6.400 10/01/54 3,177,969
4,042,000 (e) Sempra 4.875 N/A 3,998,616
2,440,000 Southern Co/The 4.000 01/15/51 2,405,530
GBP 2,125,000 (e) SSE PLC, Reg S 3.740 N/A 2,775,471
TOTAL UTILITIES 78,432,626
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $142,500,354) 146,170,607
SHARES   DESCRIPTION RATE VALUE
X 129,730,198 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 11.5% X 129,730,198
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.3%
288,151 Agree Realty Corp 4.250 $ 6,082,868
158,959 American Homes 4 Rent 5.875 4,016,894
86,840 American Homes 4 Rent 6.250 2,175,342
111,206 Armada Hoffler Properties Inc 6.750 2,840,201
66,782 DiamondRock Hospitality Co 8.250 1,702,941
131,235 Digital Realty Trust Inc 5.200 3,118,143
115,301 Digital Realty Trust Inc 5.250 2,797,202
107,952 Digital Realty Trust Inc 5.850 2,690,164
153,547 Federal Realty Investment Trust 5.000 3,556,148
173,142 Kimco Realty Corp 5.250 4,299,116
27,491 Kimco Realty Corp 7.250 1,687,947
126,777 Kimco Realty Corp 5.125 3,045,184
4,704 Mid-America Apartment Communities Inc 8.500 279,605
108,703 National Storage Affiliates Trust 6.000 2,716,488
92,743 Pebblebrook Hotel Trust 6.300 2,060,750

SHARES   DESCRIPTION RATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
46,037 Pebblebrook Hotel Trust 6.375% $ 1,016,497
66,656 Pebblebrook Hotel Trust 5.700 1,319,789
114,145 Public Storage 4.000 2,190,442
69,067 Public Storage 3.950 1,309,510
65,814 (c) Public Storage 4.125 1,334,050
60,523 (c) Public Storage 4.700 1,359,952
56,231 Public Storage 5.050 1,394,529
101,895 Public Storage 4.875 2,370,078
83,572 (c) Public Storage 3.875 1,555,275
81,420 Public Storage 3.900 1,522,554
69,361 Public Storage 4.750 1,584,205
93,962 Public Storage 4.100 1,871,723
101,356 Public Storage 4.000 1,979,483
79,839 (c) Public Storage 4.625 1,750,071
172,880 Rexford Industrial Realty Inc 5.625 4,154,306
56,683 Rexford Industrial Realty Inc 5.875 1,368,895
21,577 RLJ Lodging Trust 1.950 562,728
145,280 SITE Centers Corp 6.375 3,521,587
40,732 (c) Summit Hotel Properties Inc 5.875 854,557
74,470 Summit Hotel Properties Inc 6.250 1,561,636
61,920 Sunstone Hotel Investors Inc 6.125 1,387,627
85,469 Sunstone Hotel Investors Inc 5.700 1,870,916
38,104 UMH Properties Inc 6.375 917,926
18,198 Vornado Realty Trust 5.250 326,290
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 82,153,619
FINANCIAL SERVICES - 0.1%
50,262 (c) Brookfield Finance Inc 4.625 983,125
28,909 National Rural Utilities Cooperative Finance Corp 5.500 718,678
TOTAL FINANCIAL SERVICES 1,701,803
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
71,029 Brookfield Property Partners LP 5.750 1,051,229
50,559 (c) Brookfield Property Partners LP 6.500 874,671
20,831 Brookfield Property Partners LP 6.375 339,545
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,265,445
UTILITIES - 3.9%
52,583 BIP Bermuda Holdings I Ltd 5.125 1,031,152
81,264 Brookfield BRP Holdings Canada Inc 4.625 1,413,994
26,883 Brookfield Infrastructure Finance ULC 5.000 517,498
126,274 Brookfield Infrastructure Partners LP 5.125 2,500,225
41,025 (c) Brookfield Infrastructure Partners LP 5.000 831,987
149,300 Brookfield Renewable Partners LP 5.250 3,083,045
131,528 CMS Energy Corp 4.200 2,602,939
91,733 (c) CMS Energy Corp 5.875 2,273,144
69,730 CMS Energy Corp 5.875 1,723,726
59,357 CMS Energy Corp 5.625 1,481,551
144,605 DTE Energy Co 4.375 3,090,209
141,667 DTE Energy Co 4.375 3,001,924
94,161 DTE Energy Co 5.250 2,317,302
90,053 Duke Energy Corp 5.750 2,252,226
78,768 Duke Energy Corp 5.625 1,957,385
90,672 Georgia Power Co 5.000 2,207,863
44,931 SCE Trust VII 7.500 1,202,803
38,460 SCE Trust VIII 6.950 1,026,882
146,814 Southern Co/The 4.950 3,485,364
73,656 Southern Co/The 5.250 1,840,663
170,550 Southern Co/The 4.200 3,767,449
TOTAL UTILITIES 43,609,331
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $133,761,494) 129,730,198

Portfolio of Investments September 30, 2024
(continued)
Real Asset Income

SHARES   DESCRIPTION RATE VALUE
X 17,834,631 CONVERTIBLE PREFERRED SECURITIES - 1.6% X 17,834,631
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
17,112 Equity Commonwealth 6.500% $ 432,080
17,536 LXP Industrial Trust 6.500 929,408
134,625 Regency Centers Corp 6.250 3,450,439
109,459 Regency Centers Corp 5.875 2,665,327
65,551 Vornado Realty Trust 5.250 1,175,329
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 8,652,583
UTILITIES - 0.8%
105,962 NextEra Energy Inc 6.926 4,912,398
77,000 NextEra Energy Inc 7.299 4,269,650
TOTAL UTILITIES 9,182,048
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $17,271,634) 17,834,631
SHARES DESCRIPTION VALUE
– INVESTMENT COMPANIES - 0.6% –
1,357,141 Foresight Environmental Infrastructure Ltd 1,647,397
532,401 Greencoat UK Wind PLC/Funds 1,002,918
618,112 Renewables Infrastructure Group Ltd/The 861,074
1,539,865 Sdcl Energy Efficiency Income Trust PLC 1,299,054
1,249,854 Sequoia Economic Infrastructure Income Fund Ltd 1,340,641
302,739 Starwood European Real Estate Finance Ltd 378,843
TOTAL INVESTMENT COMPANIES
(Cost $7,335,984) 6,529,927
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
– MORTGAGE-BACKED SECURITIES - 0.1% –
$ 200,000 (a) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.767 06/10/47 77,879
400,000 (a),(f) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 2.829%), 2019 MILE
7.926 07/15/36 300,986
1,300,000 (a),(f) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 4.329%), 2019 MILE
9.426 07/15/36 837,259
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,899,042) 1,216,124
PRINCIPAL DESCRIPTION RATE(g) MATURITY(h) VALUE
X 140,000 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (g) X 140,000
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
$ 140,000 (d) Wand NewCo 3, Inc., Term Loan B, (TBD) TBD TBD $ 140,000
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 140,000
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $139,650) 140,000
SHARES   DESCRIPTION MATURITY VALUE
X 11,537 COMMON STOCK RIGHTS - 0.0% X 11,537
MATERIALS - 0.0%
12,795 Montea NV 10/31/24 $ 11,537
TOTAL MATERIALS 11,537
TOTAL COMMON STOCK RIGHTS
(Cost $0) 11,537
TOTAL LONG-TERM INVESTMENTS
(Cost $1,017,000,860) 1,095,911,171
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
8,557,848 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
5.020%(j) 8,557,848
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $8,557,848) 8,557,848

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
X 10,000,000 REPURCHASE AGREEMENTS - 0.9% X 10,000,000
$ 10,000,000 (k) Fixed Income Clearing Corporation 4.820% 10/01/24 $ 10,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,000,000) 10,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,000,000) 10,000,000
TOTAL INVESTMENTS - 99.3%
(Cost $1,035,558,708 ) 1,114,469,019
OTHER ASSETS & LIABILITIES, NET -  0.7% 8,113,427
NET ASSETS - 100% $ 1,122,582,446
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (25) 12/24 $ (2,852,292) $ (2,857,031) $ (4,739)
U.S. Treasury Ultra 10-Year Note (222) 12/24 (26,248,880) (26,261,906) (13,026)
U.S. Treasury Ultra Bond (70) 12/24 (9,318,157) (9,316,563) 1,594
Total $(38,419,329) $(38,435,500) $(16,171)

Portfolio of Investments September 30, 2024
(continued)
Real Asset Income

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 170,121,763 $ 110,439,698 $ – $ 280,561,461
Real Estate Investment Trust Common
Stocks 148,456,693 108,556,591 5,308 257,018,592
Corporate Bonds – 256,698,094 – 256,698,094
$1,000 Par (or similar) Institutional
Preferred – 146,170,607 – 146,170,607
$25 Par (or similar) Retail Preferred 129,730,198 – – 129,730,198
Convertible Preferred Securities 17,834,631 – – 17,834,631
Investment Companies – 6,529,927 – 6,529,927
Mortgage-Backed Securities – 1,216,124 – 1,216,124
Variable Rate Senior Loan Interests – 140,000 – 140,000
Common Stock Rights – 11,537 – 11,537
Investments Purchased with Collateral from
Securities Lending 8,557,848 – – 8,557,848
Short-Term Investments:
Repurchase Agreements – 10,000,000 – 10,000,000
Investments in Derivatives:
Futures Contracts* (16,171) – – (16,171)
Total
$ 474,684,962 $ 639,762,578 $ 5,308 $ 1,114,452,848
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $171,810,346 or 15.4% of Total Investments.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,248,769.
(d) When-issued or delayed delivery security.
(e) Perpetual security. Maturity date is not applicable.
(f) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(g) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(i) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $10,001,339 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.875% and maturity date 4/30/26, valued at $10,200,119.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month